Changes in Capital Accounts, Preferred Stock (Details) - USD ($) $ in Thousands			6 Months Ended
	Apr. 07, 2020	Mar. 26, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Apr. 06, 2020
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)			0		0
Payment for repurchase of preferred stock			$ 0	$ 400
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Conversion of Series B preferred stock to common stock (in shares)				1,100
Common Stock [Member]
Preferred Stock [Abstract]
Number of shares issued conversion of Series B preferred stock to common stock (in shares)				195,215
Series B-2 Convertible Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)						400
Repurchase and cancellation of preferred stock (in shares)	400
Payment for repurchase of preferred stock	$ 400
Series C Preferred Stock [Member] | Diana Shipping Inc [Member]
Preferred Stock [Abstract]
Repurchase and cancellation of preferred stock (in shares)		100
Payment for repurchase of preferred stock		$ 1,500